UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Megan Chatley
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Megan Chatley           Exton, PA           February 10, 2009
       -------------------      ------------------      -----------------
            Megan Chatley          City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   66

          Form 13F Information Table Value Total:   $444,289 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 12/31/08
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102    11609   253242 SH       SOLE                   253242
                                                                 7      150 SH       OTHER                     150
AT&T Inc.                      COM              00206R102    14999   526293 SH       SOLE                   526293
                                                                77     2700 SH       OTHER                    2700
Advanced Micro Device          COM              007903107      280   129500 SH       SOLE                   129500
                                                                32    15000 SH       OTHER                   15000
Air Products & Chemicals       COM              009158106     9772   194396 SH       SOLE                   194396
                                                                 6      110 SH       OTHER                     110
American Home Food Products    COM              026599100      229   325000 SH       SOLE                   325000
Automatic Data Processing Inc. COM              053015103    14937   379683 SH       SOLE                   379683
                                                                39     1000 SH       OTHER                    1000
Bristol-Myers Squibb           COM              110122108       88     3800 SH       SOLE                     3800
                                                              1086    46700 SH       OTHER                   46700
CVS Corp                       COM              126650100    15489   538945 SH       SOLE                   538945
                                                               155     5410 SH       OTHER                    5410
Colgate-Palmolive              COM              194162103    20619   300832 SH       SOLE                   300832
                                                                84     1222 SH       OTHER                    1222
ConocoPhillips                 COM              20825C104    11552   223007 SH       SOLE                   223007
Devon Energy Corp              COM              25179M103    12145   184833 SH       SOLE                   184833
                                                                 7      105 SH       OTHER                     105
Diageo                         COM              25243Q205    14432   254352 SH       SOLE                   254352
                                                               247     4354 SH       OTHER                    4354
Exxon Mobil Corporation        COM              30231G102    15191   190290 SH       SOLE                   190290
                                                                 9      110 SH       OTHER                     110
Fluor Corp                     COM              343412102      269     6000 SH       SOLE                     6000
Foster Wheeler Ltd.            COM              G36535139      292    12500 SH       SOLE                    12500
Genentech Inc.                 COM              368710406    25871   312035 SH       SOLE                   312035
                                                               251     3030 SH       OTHER                    3030
General Dynamics               COM              369550108    14461   251107 SH       SOLE                   251107
                                                                52      900 SH       OTHER                     900
Gilead Sciences Inc.           COM              375558103    15493   302947 SH       SOLE                   302947
                                                                 7      140 SH       OTHER                     140
Hewlett-Packard Co             COM              428236103    14637   403331 SH       SOLE                   403331
                                                                 8      230 SH       OTHER                     230
IBM Corp                       COM              459200101    13653   162228 SH       SOLE                   162228
                                                               205     2441 SH       OTHER                    2441
L-3 Communications             COM              502424104    11651   157916 SH       SOLE                   157916
                                                               132     1795 SH       OTHER                    1795
Microsoft Corporation          COM              594918104    14680   755136 SH       SOLE                   755136
                                                               181     9300 SH       OTHER                    9300
Monsanto Co                    COM              61166W101    10130   143996 SH       SOLE                   143996
Omnicom Group Inc.             COM              681919106     6476   240552 SH       SOLE                   240552
                                                                31     1135 SH       OTHER                    1135
Oracle Corporation             COM              68389X105    17050   961626 SH       SOLE                   961626
                                                               125     7030 SH       OTHER                    7030
PepsiCo Inc.                   COM              713448108    16393   299313 SH       SOLE                   299313
                                                               118     2154 SH       OTHER                    2154
Petrobas                       COM              71654V408      367    15000 SH       SOLE                    15000
S&P Depositary Receipts SP 500 COM              78462F103    64993   720229 SH       SOLE                   720229
                                                               758     8400 SH       OTHER                    8400
Teva Pharmaceutical            COM              881624209    21041   494257 SH       SOLE                   494257
                                                               179     4205 SH       OTHER                    4205
Textron Inc.                   COM              883203101    13480   971863 SH       SOLE                   971863
                                                               110     7940 SH       OTHER                    7940
Thermo Fischer Sciences        COM              883556102    11171   327879 SH       SOLE                   327879
                                                                 7      195 SH       OTHER                     195
Total SA                       COM              89151E109    16585   299913 SH       SOLE                   299913
                                                                10      175 SH       OTHER                     175
WHITING USA TR.I               COM              966389108      299    27500 SH       SOLE                    27500
                                                               218    20000 SH       OTHER                   20000
Walgreen Company               COM              931422109       54     2200 SH       SOLE                     2200
                                                              1357    55000 SH       OTHER                   55000
Windstream Corporation         COM              97381W104       92    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     1313    35000 SH       OTHER                   35000
XTO Energy Inc                 COM              98385X106     6941   196785 SH       SOLE                   196785
                                                                57     1610 SH       OTHER                    1610


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